Note 2 - Basis of Preparation - Subsidiaries (Details)	12 Months Ended
Nov. 30, 2022
1818403 Alberta Ltd. [member]
Statement Line Items [Line Items]
Ownership Percentage	100.00%
507140 N.W.T. Ltd. [member]
Statement Line Items [Line Items]
Ownership Percentage	100.00%
Bellhaven Copper and Gold Inc. [member]
Statement Line Items [Line Items]
Ownership Percentage	100.00%
Bellhaven Exploraciones Inc. Sucursal Colombia [member]
Statement Line Items [Line Items]
Ownership Percentage	100.00%
Blue Rock Mining S.A.C. [member]
Statement Line Items [Line Items]
Ownership Percentage	100.00%
Brasil Desenvolvimentos Minerais Ltda. [member]
Statement Line Items [Line Items]
Ownership Percentage	100.00%
Brazilian Gold Corporation [member]
Statement Line Items [Line Items]
Ownership Percentage	100.00%
Brazilian Resources Mineração Ltda. [member]
Statement Line Items [Line Items]
Ownership Percentage	100.00%
BRI Mineração Ltda. [member]
Statement Line Items [Line Items]
Ownership Percentage	100.00%
GoldMining Exploraciones S.A.S. [member]
Statement Line Items [Line Items]
Ownership Percentage	100.00%
GMI Idaho Corp. [member]
Statement Line Items [Line Items]
Ownership Percentage	100.00%
Mineração Regent Brasil Ltda. [member]
Statement Line Items [Line Items]
Ownership Percentage	100.00%
Sunward Resources Sucursal Columbia [member]
Statement Line Items [Line Items]
Ownership Percentage	100.00%
U.S. GoldMining Inc. [member]
Statement Line Items [Line Items]
Ownership Percentage	100.00%